Concentration Disclosure	12 Months Ended
Dec. 31, 2021
Notes
Concentration Disclosure

9.Concentrations

During the year ended December 31, 2021, the Company generated 85% of its revenues from three customers (2020 - 100% with three customers). As at December 31, 2021, the Company had 100% of its accounts receivable with two customers (2020 - 100% with three customers).